CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk and Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 185,786	$ 402,527	$ 321,897
Short-term investments	5,288	3,936
Lease obligations	131,433	120,275
Long-term debt	1,565,223	1,565,241
Total equity	5,980,835	5,683,213	$ 5,111,514
Credit Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	185,786	402,527
Short-term investments	5,288	3,936
Trade receivables.	13,545	11,867
Derivative financial instrument assets	12,305	35,516
Loan receivable - Orla	37,942	21,247
Total	254,866	475,093
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Lease obligations	131,433	120,275
Long-term debt	1,565,223	1,565,241
Total equity	5,980,835	5,683,213
Total	$ 7,677,491	$ 7,368,729